Condensed Consolidated Statement of Operations (Unaudited) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Revenues:
Rental and other property income	$ 1,723,130	$ 2,345,143
Tenant reimbursement income	123,374	149,677
Total revenue	1,846,504	2,494,820
Expenses:
General and administrative expenses	588,679	811,982
Property operating expenses	130,055	156,555
Advisory fees and expenses	207,065	297,260
Acquisition related expenses	2,610,841	4,559,418
Depreciation	448,258	604,459
Amortization	229,331	333,767
Total operating expenses	4,214,229	6,763,441
Operating loss	(2,367,725)	(4,268,621)
Other income (expense):
Interest and other income	114	487
Interest expense	(364,417)	(617,635)
Total other expense	(364,303)	(617,148)
Net loss	$ (2,732,028)	$ (4,885,769)
Weighted average number of common shares outstanding:
Basic and diluted (in shares)	9,628,953	3,789,868
Net loss per common share:
Basic and diluted (in dollars per shares)	$ (0.28)	$ (1.29)
Distributions declared per common share (in dollars per share)	$ 0.16	$ 0.47